Segmented Information (Schedule Of Marketing Intersegment Eliminations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Product Information [Line Items]
Revenues, Net of Royalties	$ 8,019	$ 5,858	$ 5,160
Production and mineral taxes	133	134	105
Transportation and processing	1,505	1,476	1,231
Operating	735	859	794
Purchased product	1,191	441	349
Operating Cash Flow	4,455	2,948	2,681
Market Optimization [Member]
Product Information [Line Items]
Revenues, Net of Royalties	1,248	512	419
Operating	39	38	48
Purchased product	1,191	441	349
Operating Cash Flow	18	33	22
Market Optimization [Member] | Upstream Eliminations [Member]
Product Information [Line Items]
Revenues, Net of Royalties	(6,123)	(5,150)	(3,841)
Transportation and processing	(458)	(516)	(528)
Operating	(23)	(37)	(36)
Purchased product	(5,631)	(4,552)	(3,244)
Operating Cash Flow	(11)	(45)	(33)
Market Optimization [Member] | Marketing Sales [Member]
Product Information [Line Items]
Revenues, Net of Royalties	7,371	5,662	4,260
Transportation and processing	458	516	528
Operating	62	75	84
Purchased product	6,822	4,993	3,593
Operating Cash Flow	$ 29	$ 78	$ 55